Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues:
Net product sales	$ 2,533		$ 4,062
Total revenues	2,533		4,062
Cost and expenses:
Cost of sales (excluding amortization of intangible asset)	591		968
Selling, general and administrative	8,484	$ 3,117	26,068	$ 11,260
Research and development	4,504	4,516	12,113	15,882
Amortization of intangible asset	1,256		3,767
Impairment of intangible asset	20,723		20,723	5,228
Total cost and expenses	35,558	7,633	63,639	32,370
Operating loss	(33,025)	(7,633)	(59,577)	(32,370)
Other income (expense), net:
Unrealized gain (loss) on fair value of warrants	1,953		(28,194)
Interest expense	(1,364)		(2,838)
Foreign exchange loss	(11)	(20)	(36)	(64)
Loss on early extinguishment of debt	(3,545)		(3,545)
Other income (expense), net	82	35	107	(1,211)
Total other income (expense), net	(2,885)	15	(34,506)	(1,275)
Loss before income taxes	(35,910)	(7,618)	(94,083)	(33,645)
Income tax (expense) benefit	850		(652)	926
Net loss	(35,060)	(7,618)	(94,735)	(32,719)
Net loss attributable to non-controlling interest		17		122
Net loss attributable to Strongbridge Biopharma	(35,060)	(7,601)	(94,735)	(32,597)
Net loss attributable to ordinary shareholders:
Basic	$ (35,060)	$ (7,601)	$ (94,735)	$ (32,597)
Net loss per share attributable to ordinary shareholders:
Basic and diluted (in dollars per share)	$ (0.98)	$ (0.36)	$ (2.67)	$ (1.54)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders:
Basic and diluted	35,716,247	21,205,382	35,463,496	21,205,382